Goodwill and Purchased Intangible Assets - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Purchased intangible assets
Gross Carrying Amount	$ 194,415	$ 185,593
Accumulated Amortization	(104,557)	(73,579)
Net Carrying Amount	89,858	112,014
Amortization expense	30,245	29,356	$ 19,860
Expected amortization for purchased intangibles for each of the next five years
2018	25,952
2019	20,177
2020	14,476
2021	10,773
2022	7,510
Thereafter	10,970
Total expected amortization for purchased intangibles	89,858
Contract and program intangibles
Purchased intangible assets
Gross Carrying Amount	151,602	146,898
Accumulated Amortization	(90,988)	(65,257)
Net Carrying Amount	60,614	81,641
Other purchased intangibles
Purchased intangible assets
Gross Carrying Amount	42,813	38,695
Accumulated Amortization	(13,569)	(8,322)
Net Carrying Amount	29,244	$ 30,373
Transportation Systems
Expected amortization for purchased intangibles for each of the next five years
2018	4,944
2019	2,886
2020	947
2021	698
2022	598
Thereafter	297
Total expected amortization for purchased intangibles	10,370
Cubic Global Defense Services
Expected amortization for purchased intangibles for each of the next five years
2018	805
2019	530
2020	315
2021	261
2022	261
Thereafter	893
Total expected amortization for purchased intangibles	3,065
Cubic Mission Solutions
Expected amortization for purchased intangibles for each of the next five years
2018	20,203
2019	16,761
2020	13,214
2021	9,814
2022	6,651
Thereafter	9,780
Total expected amortization for purchased intangibles	$ 76,423